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                    U.S SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2


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1.  Name and address of issuer:

                              MarketWatch Funds
                              3435 Stelzer Road
                              Columbus, Ohio 43219

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2.  Name of each series or class of funds for which this notice is filed:

    MarketWatch Funds (Money Market Fund, Equity Fund, Intermediate Fixed Income Fund, Flexible Income Fund, Virginia Municipal Bond Fund)

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3.  Investment Company Act File Number: 811-6696
                                        --------

    Securities Act File Number: 33-48452
                                --------

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4.  Last day of the fiscal year for which this notice is filed:

                              November 30, 1996
                              -----------------

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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                       [  ]

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6. Date of termination of issuer's declaration under rule 24F-2(a)(1). If applicable:

                        ------------------------------

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                             Shares 15,318,359
                             Price  15,318,359

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24F-2:
                             Shares 21,168,519.53
                             Price  21,168,519.53

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9. Number and aggregate sale price of securities sold during the fiscal year:

                             Shares  49,639,824.44
                             Price $132,525,221.55

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                             Shares 13,152,945.91
                             Price $96,038,343.02

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                Shares     313,054
                                Price $3,150,687.00

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12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
        fiscal year in reliance on rule 24F-2:                   $96,038,343.02
                                                                 --------------

   (ii) Aggregate price of shares issued in connection with
        dividend reinvestment plan:                              $ 3,150,687.00
                                                                 --------------

  (iii) Aggregate price of shares redeemed or repurchased
        during the fiscal year:                                  $60,878,690.00
                                                                 --------------

   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing fees
        pursuant to rule 24E-2:                                  $36,486,878.53
                                                                 --------------

    (v) Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24F-2:        $ 1,823,461.49
                                                                 --------------

   (vi) Multiplier prescribed by Section 6(b) of the Securities
        Act of 1933 or other applicable law or regulation:                /3300
                                                                 --------------


  (vii) Fee due:                                                 $       552.56
                                                                 --------------

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
                                    [ X ]


    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                               January 27, 1997

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

          By (Signature and Title)*
                                  -----------------------------------------
                                  Walter B. Grimm, Vice President/Treasurer
                                  -----------------------------------------

Date January 24, 1997
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*Please print the name and title of the signing officer below the signature.


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                      [DRINKER BIDDLE & REATH LETTERHEAD]



                               January 27, 1997



MarketWatch Funds
3438 Stelzer Road
Columbus, OH 43219-3035

          RE: Rule 24f-2 Notice for MarketWatch Funds
              Registration Nos. 33-48452/811-6696
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Ladies and Gentlemen:

   We have acted as counsel for MarketWatch Funds, a Massachusetts Business Trust (the "Trust"), in connection with the registration of its shares of beneficial interest in the MarketWatch Money Market Fund, shares of beneficial interest in the MarketWatch Equity Fund, shares of beneficial interest in the MarketWatch Flexible Income Fund, shares of beneficial interest in the MarketWatch Intermediate Fixed Income Fund and shares of beneficial interest in the MarketWatch Virginia Municipal Bond Fund (collectively, the "Shares") under the Securities Act of 1933, as amended. During the Trust's fiscal year ended November 30, 1996 (the "Fiscal Year"), all of said Shares were registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Trust is authorized to issue an unlimited number of shares of beneficial interest in the MarketWatch Money Market Fund, Equity Fund, Flexible Income Fund, Intermediate Fixed Income Fund and Virginia Municipal Bond Fund.

   In giving the opinion stated below, we have reviewed the Trust's Agreement and Declaration of Trust, its Code of Regulations, resolutions adopted by its Board of Trustees and shareholders and such other legal and factual matters as we have deemed appropriate. Insofar as our opinion below relates to matters pertaining to Massachusetts law, we have relied upon the opinion of Ropes & Gray, special Massachusetts counsel to the Trust.

   On the basis of and subject to the foregoing, we are of the opinion that the aforementioned Shares registered pursuant to Rule 24f-2 during the Fiscal Year were, when issued for payment as described in the Trust's prospectuses, legally issued, fully paid and nonassessable by the Trust.

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                            DRINKER BIDDLE & REATH

MarketWatch Funds
January 27, 1997
Page 2

   The Trust is an entity of the type commonly known as a "Massaschusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of the property of the particular class of shares for all loss and expense of any shareholder of such class held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring loss on account of shareholder liability is limited to circumstances in which that class of shares itself would be unable to meet its obligations.

   We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Trust's Rule 24f-2 Notice.

                                      Very truly yours,

                                      /s/ Drinker Biddle & Reath
                                          DRINKER BIDDLE & REATH

WBM/CTs/ag